Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Accounts Receivable [Abstract]
Disclosure of Accounts Receivable Explanatory [Text Block]

	December 31, 2020	December 31, 2019
Accounts receivable	3,451	2,826
Allowance for expected credit losses and impaired receivables	(46)	(83)

	3,405	2,743

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2020	2019
Balance at the beginning of the year	(83)	(94)
Allowance for expected credit losses	(20)	(17)
Amounts written off during the year as uncollectable	57	28

Balance at the end of the year	(46)	(83)